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CLAIRE HINSHAW claire.hinshaw@dechert.com +1 617 728 7189 Direct +1 617 275 8374 Fax

January 3, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 668 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant herby certifies that (1) the Prospectus for the Goldman Sachs Access Ultra Short Bond ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 26, 2024.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7189.

Sincerely,

/s/ Claire Hinshaw
Claire Hinshaw